DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Cogo Group, Inc.
Entity Central Index Key	0001519380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	cogo
Entity Common Stock Shares Outstanding	31,110,922
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No